LIMITED PARTNERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			9 Months Ended	12 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Feb. 29, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 03, 2020
TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)	37,035,241
TerraForm Power | Exchanged Basis
Disclosure of limited partners equity [Line Items]
Ownership percentage	51.50%
TerraForm Power | Unexchanged Basis
Disclosure of limited partners equity [Line Items]
Ownership percentage	25.00%
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)					185,727,567
Ownership percentage					60.00%
Public Shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage					40.00%
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage					0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage					1.00%
LP Units
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)					178,977,800	178,821,204
Maximum units for normal course issuer bid (in shares)					8,900,000
Percentage of units for normal course issuer bid					5.00%
Number of shares repurchased (in shares)					20,000	1,856,798
Cost of units repurchased on the Toronto Stock Exchange and the New York Stock Exchange (2019 is less than)					$ 1	$ 51
Dividends recognised as distributions to owners per share (in dollars per share)		$ 48.85	$ 1.74
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)	$ 0.09
LP Units | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)	4,034,469
LP Units | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)				100,352	176,596	289,641
Share issue related cost				$ 3	$ 6	$ 8
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)					56,068,944	56,068,944
Direct Ownership | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)							10,236,000
Ownership percentage							26.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage					31.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage					42.00%
Secondary Market Offering | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)							175,491,567
Ownership percentage							57.00%